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[NATIONWIDE LETTERHEAD]


July 30, 2001


VIA EDGAR


The United States Securities and
  Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549-0506

Subject:  MFS Variable Account
          Nationwide Life Insurance Company
          SEC File No. 2-73432
          CIK No. 0000202571

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the MFS Variable Account (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs
(b) or (c) of Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 28 to the Registration Statement for the Company and the Variable Account which became effective on July 24, 2001.

Please contact me at (614) 249-8782 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY



/S/ Jamie Ruff Casto
Jamie Ruff Casto
Variable Products Securities Counsel